INCOME TAXES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Income tax expense from discontinued operations			$ 400,000	$ 300,000
Research and development credit carryforwards, no subject to expiration			5,300,000
Increase (decrease) in deferred tax assets, valuation allowance			6,400,000	19,700,000
Unrecognized tax benefits			11,520,000	11,015,000	$ 23,990,000
Unrecognized tax benefits that would impact on effective tax rate			9,700,000
Income tax benefit (expense)	$ 0	$ (8,000)	(15,000)	$ (14,000)
Federal
Income Tax Contingency [Line Items]
Net operating loss carryforwards			153,800,000
Tax credit carryforwards, research and development			9,500,000
State
Income Tax Contingency [Line Items]
Net operating loss carryforwards			131,200,000
Tax credit carryforwards, research and development			$ 5,300,000